Shareholder Report, Line Graph (Details) 542470_Mairs and Power Balanced Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Mairs & Power Balanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Mairs & Power Balanced Fund
Accumulated Value	$ 20,144	$ 18,380	$ 16,210	$ 19,050	$ 16,104	$ 14,582	$ 12,119	$ 12,468	$ 11,142	$ 10,000	$ 21,475
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Mairs & Power Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Mairs & Power Blended Index
Accumulated Value	22,530	19,589	16,635	19,804	17,108	14,837	12,099	12,411	10,848	10,000	$ 25,576
Bloomberg Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Government/Credit Bond Index
Accumulated Value	$ 11,583	$ 11,448	$ 10,829	$ 12,530	$ 12,753	$ 11,708	$ 10,672	$ 10,717	$ 10,305	$ 10,000	$ 12,380